[Nationwide Letterhead]

July 9, 2012

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Mutual Funds
Initial Registration Statement on Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Mutual Funds (the “Registrant”).  The Registration Statement is being filed to register Class A, Class C and Institutional Class shares of beneficial interest, without par value, of Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, series of the Registrant.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on August 8, 2012.

Nationwide Global Equity Fund and Nationwide High Yield Bond Fund have registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to my attention at (610) 230-2864.

Very truly yours,

/s/ Allan J. Oster
Allan J. Oster, Esquire
Assistant Secretary, Nationwide Mutual Funds